Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,371
Remaining amortisation period of intangible assets material to entity	7 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,460
Remaining amortisation period of intangible assets material to entity	6 years
C5 franchise (Soliris/Ultomiris) | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	$ 10,981
C5 franchise (Soliris/Ultomiris) | Alexion | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	2 years
C5 franchise (Soliris/Ultomiris) | Alexion | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	10 years
Strensiq and Kanuma | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,846
Strensiq and Kanuma | Alexion | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7 years
Strensiq and Kanuma | Alexion | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	13 years
Products in development | Amolyt Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 861
Products in development | Icosavax, Inc
Disclosure of intangible assets materials
Intangible assets material to entity	639
Products in development | Alexion
Disclosure of intangible assets materials
Intangible assets material to entity	1,944
Products in development | Fusion
Disclosure of intangible assets materials
Intangible assets material to entity	1,182
Products in development | Gracell
Disclosure of intangible assets materials
Intangible assets material to entity	975
ENaBL platform | EsoBiotec SA
Disclosure of intangible assets materials
Intangible assets material to entity	441
Daiichi Sankyo | Enhertu
Disclosure of intangible assets materials
Intangible assets material to entity	$ 3,331
Remaining amortisation period of intangible assets material to entity	8 years
Daiichi Sankyo | Datroway
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,020
Remaining amortisation period of intangible assets material to entity	13 years
Cincor Pharma Inc | Baxdrostat
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,291
Merck and Co., Inc. | Koselugo
Disclosure of intangible assets materials
Intangible assets material to entity	$ 835
Remaining amortisation period of intangible assets material to entity	6 years
Percentage of additional global rights to product acquired	50.00%
Bond Avillion 2 Development LP | Airsupra
Disclosure of intangible assets materials
Intangible assets material to entity	$ 526
Remaining amortisation period of intangible assets material to entity	9 years